Loans and Borrowings - Additional Information (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 08, 2019 TRY (₺)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure Of Loans And Borrowings [line items]
Bond issuance, maturity period	10 years
Bond issuance, redemption date	Apr. 11, 2028
Borrowings Currency Conversion	₺ 19,546,831				₺ 18,964,748
Borrowings Agreement With Counter Parties	19,546,831				18,964,748
Foreign currency loans [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings Currency Conversion | €		€ 750,000
Borrowings Agreement With Counter Parties | €		€ 750,000
Private placement or institutional investors [member] | Lease certificate issuance [member]
Disclosure Of Loans And Borrowings [line items]
Issuance of lease certificate				₺ 150,000
Top of range [member] | Private placement or institutional investors [member] | Lease certificate issuance [member]
Disclosure Of Loans And Borrowings [line items]
Issuance of lease certificate	₺ 500,000
China Development Bank [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, utilized portion						€ 35,000	$ 225,000
China Development Bank [member] | USD [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate description	LIBOR + 2.22
China Development Bank [member] | EUR [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate description	EURIBOR + 2.20
China Development Bank [member] | RMB equivalent to TL [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, utilized portion					1,336,545
China Development Bank [member] | USD equivalent to TL [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, utilized portion					₺ 232,771
JP Morgan [Member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, variable interest rate	2.10%	2.10%	2.10%
Borrowings, utilized portion | $			$ 50,000
Borrowings Currency Conversion | $			150,000
Borrowings Agreement With Counter Parties | $			150,000
BNP Paribas Fortis SA [Member]
Disclosure Of Loans And Borrowings [line items]
Borrowings Currency Conversion | €		€ 50,000
Debt Securities Issued | $			$ 10,000
Borrowings Agreement With Counter Parties | €		€ 50,000
Loan Maturity	3 years and 1 week
BNP Paribas Fortis SA [Member] | Top of range [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate description	2.05
BNP Paribas Fortis SA [Member] | Bottom of range [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate description	1.85
Fixed rate instruments [member] | JP Morgan [Member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, variable interest rate	5.35%	5.35%	5.35%
Floating interest rate [member]
Disclosure Of Loans And Borrowings [line items]
Loan Maturity	7 Year
Floating interest rate [member] | USD [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, variable interest rate	2.22%	2.22%	2.22%		2.17%	2.17%	2.17%
Floating interest rate [member] | EUR [member]
Disclosure Of Loans And Borrowings [line items]
Borrowings, variable interest rate	2.20%	2.20%	2.20%		2.15%	2.15%	2.15%